3. Research and Development Expenses (June 30, 2017 Note)	3 Months Ended
Jun. 30, 2017
Research and Development [Abstract]
Research and Development Expenses

Our research and development costs are expensed as incurred. We incurred research and development expenses during the three month periods ended June 30, 2017 and 2016, which are included in various operating expense line items in the accompanying condensed consolidated statements of operations. Our research and development expenses in those periods were as follows:

	June 30,	June 30,
	2017	2016
Three months ended	$157,463	$117,664